Total
Neuberger Berman Option Strategy ETF
Neuberger Berman Option Strategy ETF
GOAL
The Fund seeks long-term growth of capital and income generation.
FEES AND EXPENSES
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”).  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Neuberger Berman Option Strategy ETF Neuberger Berman Option Strategy ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Option Strategy ETF Neuberger Berman Option Strategy ETF
Management fees	0.50%
Other expenses	0.09%	[1]
Total annual operating expenses	0.59%
Fee waivers and/or expense reimbursement	0.03%
Total annual operating expenses after fee waivers and/or expense reimbursement	0.56%	[2]
[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.55% of average net assets. This undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the Institutional Class of the predecessor fund, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.55% of the Fund's average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Option Strategy ETF | Neuberger Berman Option Strategy ETF | USD ($)	57	179	320	729

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, when it operated as a mutual fund, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its goal primarily through a strategy of writing collateralized put options on U.S. indices, including the S&P 500® Index and other indices in the S&P 500® suite of indices, and exchange traded funds (“ETFs”). The Fund attempts to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the options are written. The Fund’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, structured notes, mortgage-backed securities and asset-backed securities. The Fund also may invest in money market mutual funds and ETFs.
In a put writing strategy, the Fund (as the seller of the option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option’s expiration or a portion of the premium upon the option’s early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.
As an example, it is anticipated when the Fund writes a put option on the S&P 500 Index at a specific strike price and the S&P 500 goes above that strike price and the option is not exercised (i.e., in a rising market), the premium collected may be less than the S&P 500’s gains depending on the amount of the premium and the S&P 500’s gains.  Conversely, it is anticipated when the Fund writes a put option on the S&P 500 Index at a specific strike price and the S&P 500 goes below that strike price and the option is exercised (i.e., in a falling market), the premium collected may offset all or a portion of the S&P 500’s losses depending on the amount of the premium and the S&P 500’s losses.   Finally, it is anticipated when the Fund writes a put option on the S&P 500 Index at a specific strike price and the S&P 500 stays at that strike price and the option is not exercised (i.e., in a flat market), the Fund would keep the premium collected.

The Portfolio Managers will select option investments based on their estimate of current and future market volatility levels, underlying instrument valuations and perceived market risks. Further, the Portfolio Managers will evaluate relative option premiums in determining preferred option contract terms, such as strike prices and expiration dates.

At the time of writing (selling) a put option, the aggregate investment exposure, as measured on a notional basis (i.e., the value of the underlying instrument at its strike price), of the options written by the Fund will generally be equal to 100% of the Fund’s total assets. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time but it will not exceed 125% of its total assets.

The Fund’s fixed income instruments will be primarily investment grade and are intended to provide liquidity and preserve capital and will serve as collateral for the Fund’s investments in options. The Fund considers fixed income instruments to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The premiums received by the Fund for writing options will generally be invested in fixed income instruments, money market mutual funds and ETFs in order to seek to partially offset any liabilities the Fund incurs from writing options. Because the Fund will use options to gain exposure to the equity markets, and because options will not require the Fund to deposit the full notional amount of the investment, the Fund will also invest a significant amount of its total assets in fixed income instruments, money market mutual funds and ETFs. Its investments in options generally will not constitute a significant amount of its total assets, however, the aggregate investment exposure of its investments in options, as discussed above, generally will be equal to 100% of its total assets.

While the Fund may invest in both American-style and European-style options, for efficient portfolio management the Portfolio Managers generally prefer European-style options, which can be exercised only at expiration, as opposed to American-style options, which can be exercised at any time prior to the option’s expiration. The Fund may purchase and write call options on securities and indices, including writing (selling) both covered (i.e., where the Fund holds an equivalent position in the instrument underlying the option) and uncovered calls (i.e., where the Fund does not own the instrument underlying the option and must purchase the underlying instrument to meet its call obligations). The Fund may also purchase put options, including purchasing puts on security indices and put spreads on indices (i.e., buying and selling an equal number of puts on the same index with differing strike prices or expiration dates).
In an effort to achieve its goal, the Fund may engage in active and frequent trading.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund will adopt the performance history of its predecessor fund, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund. The information shown below is for the predecessor fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of one or more broad-based market indices. The indices, which are described in “Description of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.
Returns of the predecessor fund would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor mutual fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 877-628-2583 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter: Q2 ’20, 12.89% Worst quarter: Q1 ’20, -15.69%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/23
Option Strategy ETF
Average Annual Returns - Neuberger Berman Option Strategy ETF	1 Year	5 Years	Since Inception	Inception Date
Neuberger Berman Option Strategy ETF	15.35%	8.82%	7.22%	Sep. 16, 2016
After Taxes on Distributions | Neuberger Berman Option Strategy ETF	12.80%	6.33%	5.17%
After Taxes on Distributions and Sale of Fund Shares | Neuberger Berman Option Strategy ETF	9.01%	6.03%	4.95%
50% Cboe® S&P 500 One-Week PutWrite Index/50% Cboe® S&P 500 PutWrite Index (reflects no deduction for fees, expenses or taxes)	11.69%	5.40%	4.17%	Sep. 16, 2016
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	13.58%	Sep. 16, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.